UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Beth Korth
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Beth Korth	Madison, WI	08-February-2008

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	63

Form 13F Information Table Value Total:	113,838

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2022    36016 SH       SOLE                    31199              4817
Affiliated Managers            COM              008252108      707     6022 SH       SOLE                     5483               539
Apache                         COM              037411105      224     2081 SH       SOLE                     2003                78
Apple Computer                 COM              037833100     1749     8831 SH       SOLE                     7643              1188
Autodesk                       COM              052769106      731    14691 SH       SOLE                    13431              1260
Barr Pharmaceuticals Inc       COM              068306109      587    11051 SH       SOLE                    10147               904
Boeing                         COM              097023105     3610    41281 SH       SOLE                    34726              6555
Cerner Corp                    COM              156782104      823    14589 SH       SOLE                    13429              1160
Charles Schwab                 COM              808513105     4088   160002 SH       SOLE                   128675             31327
Cisco Systems                  COM              17275R102     3610   133357 SH       SOLE                   111497             21860
Coca-Cola Co.                  COM              191216100     1506    24538 SH       SOLE                    21698              2840
Cognizant Corp                 COM              192446102     3271    96383 SH       SOLE                    79423             16960
Covance Inc                    COM              222816100      895    10335 SH       SOLE                     9452               883
EMC Corp                       COM              268648102     4108   221704 SH       SOLE                   183784             37920
Ecolab                         COM              278865100     4132    80688 SH       SOLE                    65534             15154
Express Scripts Inc            COM              302182100     1002    13723 SH       SOLE                    12573              1150
FTI Consulting                 COM              302941109     1110    18003 SH       SOLE                    16503              1500
Fastenal Co                    COM              311900104     2774    68635 SH       SOLE                    56925             11710
Fluor Corporation              COM              343412102      622     4269 SH       SOLE                     3885               384
Hain Celestial Group           COM              405217100      491    15352 SH       SOLE                    14037              1315
Harman International           COM              413086109      448     6083 SH       SOLE                     5628               455
Iron Mountain                  COM              462846106     3675    99283 SH       SOLE                    81205             18078
Jabil Circuit Inc              COM              466313103      299    19554 SH       SOLE                    18189              1365
Jack Henry & Associates        COM              426281101      618    25397 SH       SOLE                    23147              2250
Joy Global Inc                 COM              481165108      936    14221 SH       SOLE                    13001              1220
Kohls Corp                     COM              500255104     1236    26980 SH       SOLE                    22330              4650
L-3 Communications             COM              502424104      728     6874 SH       SOLE                     6257               617
MEMC Electronic Materials Inc. COM              552715104      939    10610 SH       SOLE                     9690               920
Medco Health Solutions         COM              58405U102     4296    42367 SH       SOLE                    34638              7729
Medtronic                      COM              585055106     3342    66475 SH       SOLE                    54980             11495
Microchip Technology           COM              595017104     4214   134120 SH       SOLE                   109772             24348
Microsoft                      COM              594918104     2455    68973 SH       SOLE                    58997              9976
Monster Worldwide Inc          COM              611742107      482    14868 SH       SOLE                    13713              1155
NII Holdings Inc               COM              62913f201     1590    32912 SH       SOLE                    28591              4321
Nat'l Oilwell Varco            COM              637071101      861    11714 SH       SOLE                    10720               994
Noble Corp                     COM              G65422100     1842    32594 SH       SOLE                    24745              7849
O'Reilly Automotive            COM              686091109      586    18085 SH       SOLE                    16575              1510
Oceaneering International      COM              675232102      789    11713 SH       SOLE                    10793               920
Procter & Gamble               COM              742718109     4284    58354 SH       SOLE                    48209             10145
Qualcomm                       COM              747525103     2682    68156 SH       SOLE                    57600             10556
ResMed Inc.                    COM              761152107      703    13374 SH       SOLE                    12228              1146
Research In Motion             COM              760975102     1796    15837 SH       SOLE                    13122              2715
SanDisk Corp                   COM              80004C101     3078    92802 SH       SOLE                    78051             14751
Schlumberger                   COM              806857108     5110    51949 SH       SOLE                    42579              9370
Scientific Games Corp          COM              80874P109      699    21027 SH       SOLE                    19412              1615
Starbucks Corp                 COM              855244109     2684   131099 SH       SOLE                   108008             23091
Taiwan Semiconductor Manufactu COM              874039100      129    12977 SH       SOLE                    12375               602
Target Corp                    COM              87612E106     2312    46238 SH       SOLE                    38108              8130
Teva Pharmaceuticals           COM              881624209     4525    97356 SH       SOLE                    78478             18878
Transocean                     COM              G90073100     2128    14867 SH       SOLE                    13435              1432
United Natural Foods           COM              911163103      432    13621 SH       SOLE                    12446              1175
Urban Outfitters Inc           COM              917047102      742    27211 SH       SOLE                    24831              2380
Walgreen Co                    COM              931422109     3773    99087 SH       SOLE                    80473             18614
Weatherford Intl Inc           COM              g95089101      679     9903 SH       SOLE                     9393               510
Western Union Co               COM              959802109     3832   157839 SH       SOLE                   129523             28316
Zebra Technologies             COM              989207105      411    11857 SH       SOLE                    10697              1160
Zimmer Holdings Inc            COM              98956P102     3517    53168 SH       SOLE                    44648              8520
iShares Dow Jones Medical Equi COM              464288810      261     4305 SH       SOLE                     2290              2015
iShares MSCI EAFE              COM              464287465      622     7920 SH       SOLE                     7420               500
iShares MSCI Emerging Markets  COM              464287234      560     3723 SH       SOLE                     3723
iShares Russell 1000 Value     COM              464287598      200     2495 SH       SOLE                     2495
iShares Russell MidCap Value   COM              464287473     1063     7534 SH       SOLE                     7534
iShares S&P MidCap 400 Value   COM              464287705      218     2740 SH       SOLE                     2740